UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
2/29/16 (Unaudited)

COMMON STOCKS (40.3%)(a)
			Shares	Value

Basic materials (1.3%)

Aceto Corp.			366	$7,851

Amcor, Ltd. (Australia)			8,616	86,186

American Vanguard Corp.			1,421	17,919

Andersons, Inc. (The)			323	8,673

Asahi Kasei Corp. (Japan)			4,000	22,528

BASF SE (Germany)			3,603	235,521

Beacon Roofing Supply, Inc.(NON)			594	21,443

Bemis Co., Inc.			2,085	102,311

Cabot Corp.			249	11,088

Cambrex Corp.(NON)			480	18,514

Chicago Bridge & Iron Co. NV			460	15,428

Continental Building Products, Inc.(NON)			1,288	21,741

Domtar Corp.			430	15,132

Ems-Chemie Holding AG (Switzerland)			178	82,486

Evonik Industries AG (Germany)			2,047	61,738

Fortescue Metals Group, Ltd. (Australia)(S)			42,764	62,319

Glencore PLC (United Kingdom)			35,248	64,696

Graphic Packaging Holding Co.			10,680	131,684

Incitec Pivot, Ltd. (Australia)			28,331	58,873

Innophos Holdings, Inc.			289	8,375

Innospec, Inc.			375	16,275

KapStone Paper and Packaging Corp.			882	9,032

Kraton Performance Polymers, Inc.(NON)			398	6,834

Kuraray Co., Ltd. (Japan)			3,400	37,044

LSB Industries, Inc.(NON)			558	3,259

Minerals Technologies, Inc.			392	19,921

Mitsubishi Gas Chemical Co., Inc. (Japan)			5,000	23,267

Mitsubishi Materials Corp. (Japan)			23,000	64,510

Mondi PLC (South Africa)			1,941	34,567

Newcrest Mining, Ltd. (Australia)(NON)			6,866	86,579

Nippon Steel & Sumitomo Metal Corp. (Japan)			1,800	30,946

Nitto Denko Corp. (Japan)			800	42,081

NN, Inc.			1,020	12,934

Orion Engineered Carbons SA (Luxembourg)			888	11,411

Patrick Industries, Inc.(NON)			646	28,547

Rio Tinto PLC (United Kingdom)			3,408	89,327

Royal Boskalis Westminster NV (Netherlands)			1,312	47,478

Sherwin-Williams Co. (The)			607	164,194

Sonoco Products Co.			1,733	75,732

Sumitomo Metal Mining Co., Ltd. (Japan)			6,000	64,159

ThyssenKrupp AG (Germany)			3,933	66,851

Trex Co., Inc.(NON)			136	5,858

U.S. Concrete, Inc.(NON)			346	18,598

UPM-Kymmene OYJ (Finland)			5,514	92,882

voestalpine AG (Austria)			1,288	37,042

Yara International ASA (Norway)			993	38,420

				2,182,254
Capital goods (2.9%)

ABB, Ltd. (Switzerland)			4,681	83,390

ACS Actividades de Construccion y Servicios SA (Spain)			2,335	60,250

Airbus Group SE (France)			566	36,656

Allison Transmission Holdings, Inc.			8,377	198,367

Altra Industrial Motion Corp.			569	13,832

American Axle & Manufacturing Holdings, Inc.(NON)			1,079	15,775

AptarGroup, Inc.			888	65,454

Argan, Inc.			682	22,008

Avery Dennison Corp.			4,002	260,610

AZZ, Inc.			222	11,211

BAE Systems PLC (United Kingdom)			2,585	18,358

Berry Plastics Group, Inc.(NON)			669	20,826

Boeing Co. (The)			3,549	419,421

BWX Technologies, Inc.			2,297	73,274

Chase Corp.			190	8,934

Cooper-Standard Holding, Inc.(NON)			334	24,466

Crown Holdings, Inc.(NON)			2,160	101,196

Cubic Corp.			590	20,733

Douglas Dynamics, Inc.			294	5,751

General Dynamics Corp.			5,273	718,552

Hyster-Yale Materials Handling, Inc.			156	9,223

JTEKT Corp (Japan)			2,200	29,895

Kadant, Inc.			445	16,986

Littelfuse, Inc.			183	20,792

Lockheed Martin Corp.			240	51,790

MasTec, Inc.(NON)			1,880	31,922

Matrix Service Co.(NON)			573	10,537

Miller Industries, Inc.			536	10,377

Mitsubishi Electric Corp. (Japan)			13,000	130,992

MSA Safety, Inc.			184	8,035

Northrop Grumman Corp.			3,669	705,255

Orbital ATK, Inc.			91	7,622

OSRAM Licht AG (Germany)			1,388	64,689

Owens-Illinois, Inc.(NON)			700	10,472

Raytheon Co.			5,691	704,830

Sandvik AB (Sweden)			2,198	19,968

Standex International Corp.			208	14,649

Stoneridge, Inc.(NON)			1,243	14,966

Tetra Tech, Inc.			1,178	32,430

Thales SA (France)			272	21,630

Trinseo SA(NON)(S)			1,344	40,065

Vinci SA (France)			3,400	234,132

Wabash National Corp.(NON)			2,022	23,718

Waste Management, Inc.			9,268	517,618

				4,911,657
Communication services (1.9%)

AT&T, Inc.			9,648	356,494

BT Group PLC (United Kingdom)			23,624	158,652

CalAmp Corp.(NON)			1,046	19,121

Cincinnati Bell, Inc.(NON)			6,834	23,646

Cogent Communications Holdings, Inc.			435	15,965

Deutsche Telekom AG (Germany)			7,441	124,778

Eutelsat Communications SA (France)			2,275	68,880

Frontier Communications Corp.			3,249	17,577

IDT Corp. Class B			448	5,837

Inteliquent, Inc.			864	14,705

InterDigital, Inc./PA			349	17,356

Iridium Communications, Inc.(NON)(S)			565	3,915

Juniper Networks, Inc.			19,667	485,775

KDDI Corp. (Japan)			3,500	88,983

NeuStar, Inc. Class A(NON)			479	11,913

Nippon Telegraph & Telephone Corp. (Japan)			3,200	136,945

NTT DoCoMo, Inc. (Japan)			6,200	144,122

Orange SA (France)			8,745	150,930

ShoreTel, Inc.(NON)			1,181	8,728

Sky PLC (United Kingdom)			12,721	183,415

Spok Holdings, Inc.			566	10,030

Telenor ASA (Norway)			3,770	56,165

Telstra Corp., Ltd. (Australia)			24,023	90,045

Ubiquiti Networks, Inc.(NON)			212	6,926

Verizon Communications, Inc.			18,515	939,266

Vodafone Group PLC (United Kingdom)			17,724	53,890

				3,194,059
Conglomerates (—%)

Siemens AG (Germany)			792	73,547

				73,547
Consumer cyclicals (6.0%)

Adecco SA (Switzerland)			1,762	102,013

Aristocrat Leisure, Ltd. (Australia)			8,135	58,088

Automatic Data Processing, Inc.			8,749	740,953

AutoZone, Inc.(NON)			824	638,246

Big Lots, Inc.			337	13,632

Brunswick Corp.			377	16,038

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)			589	21,840

Caleres, Inc.			696	19,725

Carmike Cinemas, Inc.(NON)			824	18,079

CEB, Inc.			118	6,404

Cedar Fair LP			348	20,511

Children's Place, Inc. (The)			262	17,853

Cie Generale des Etablissements Michelin (France)			1,467	131,922

Clorox Co. (The)			431	54,487

Coach, Inc.			465	18,107

Continental AG (Germany)			648	130,124

Cooper Tire & Rubber Co.			677	26,606

Copart, Inc.(NON)			1,962	74,066

Dai Nippon Printing Co., Ltd. (Japan)			20,000	171,353

Deluxe Corp.			711	40,819

Dillards, Inc. Class A			211	17,659

Discovery Communications, Inc. Class A(NON)			788	19,700

Dolby Laboratories, Inc. Class A			1,101	43,490

Dollar General Corp.			9,229	685,253

DSW, Inc. Class A			555	14,541

Ecolab, Inc.			953	97,730

Ennis, Inc.			629	12,416

Entravision Communications Corp. Class A			2,344	18,096

Ethan Allen Interiors, Inc.			985	28,102

Express, Inc.(NON)			1,059	18,247

Fiat Chrysler Automobiles NV (Italy)			9,348	63,966

Flight Centre Travel Group, Ltd. (Australia)(S)			2,243	66,301

Fuji Heavy Industries, Ltd. (Japan)			5,200	169,506

G&K Services, Inc. Class A			270	17,901

G-III Apparel Group, Ltd.(NON)			592	31,228

Galaxy Entertainment Group, Ltd. (Hong Kong)			6,000	20,098

Gartner, Inc.(NON)			1,438	118,491

GNC Holdings, Inc. Class A			462	13,158

Goodyear Tire & Rubber Co. (The)			345	10,391

Gray Television, Inc.(NON)			1,797	20,737

Home Depot, Inc. (The)			820	101,778

Host Hotels & Resorts, Inc.(R)			4,481	68,604

Hyatt Hotels Corp. Class A(NON)(S)			1,633	75,363

Industria de Diseno Textil SA (Inditex) (Spain)			2,812	86,979

Industrivarden AB Class A (Sweden)			10,659	182,100

ITV PLC (United Kingdom)			50,924	175,010

John Wiley & Sons, Inc. Class A			895	38,959

Kia Motors Corp. (South Korea)			1,104	41,305

Kingfisher PLC (United Kingdom)			35,743	165,266

Lagardere SCA (France)			4,473	128,856

Landauer, Inc.			535	15,552

Liberty Media Corp. Class A(NON)			3,135	111,669

LifeLock, Inc.(NON)			465	5,129

Lions Gate Entertainment Corp.			992	20,931

Live Nation Entertainment, Inc.(NON)			752	16,536

Malibu Boats, Inc. Class A(NON)			937	14,477

Marcus Corp. (The)			590	11,021

Marks & Spencer Group PLC (United Kingdom)			17,661	103,997

Marriott Vacations Worldwide Corp.			267	16,167

Mazda Motor Corp. (Japan)			4,500	62,308

MCBC Holdings, Inc.(NON)			799	10,611

MSG Networks, Inc. Class A(NON)			2,360	38,751

National CineMedia, Inc.			1,251	18,702

News Corp. Class B			2,694	30,739

Nexstar Broadcasting Group, Inc. Class A			231	10,321

Next PLC (United Kingdom)			281	26,416

NIKE, Inc. Class B			13,442	827,893

O'Reilly Automotive, Inc.(NON)			1,536	399,852

Omnicom Group, Inc.			290	22,565

Oxford Industries, Inc.			213	15,470

Penn National Gaming, Inc.(NON)			762	10,546

Peugeot SA (France)(NON)			4,999	75,084

PGT, Inc.(NON)			2,654	26,248

Pitney Bowes, Inc.			642	11,633

ProSiebenSat.1 Media SE (Germany)			832	42,684

Publicis Groupe SA (France)			624	38,506

RE/MAX Holdings, Inc. Class A			760	24,366

Regal Entertainment Group Class A			1,253	24,672

Ryman Hospitality Properties(R)			2,109	100,958

Scotts Miracle-Gro Co. (The) Class A			922	63,636

Securitas AB Class B (Sweden)			6,382	95,500

ServiceMaster Global Holdings, Inc.(NON)			4,105	155,703

Shimamura Co., Ltd. (Japan)			400	44,066

Sinclair Broadcast Group, Inc. Class A			518	15,991

Sirius XM Holdings, Inc.(NON)(S)			99,838	371,397

SJM Holdings, Ltd. (Hong Kong)			45,000	27,514

Smith & Wesson Holding Corp.(NON)			1,476	37,431

Steven Madden, Ltd.(NON)			458	16,122

Suzuki Motor Corp. (Japan)			700	17,417

TABCORP Holdings, Ltd. (Australia)			6,047	18,563

Target Corp.			10,014	785,598

Taylor Wimpey PLC (United Kingdom)			23,727	61,305

Thomson Reuters Corp. (Canada)			3,925	143,655

Toppan Printing Co., Ltd. (Japan)			10,000	84,247

TUI AG (Germany)			3,040	45,029

Tumi Holdings, Inc.(NON)			500	9,875

Twenty-First Century Fox, Inc.			16,046	435,809

Valeo SA (France)			565	78,268

Vantiv, Inc. Class A(NON)			7,308	380,308

Vista Outdoor, Inc.(NON)			181	8,923

Visteon Corp.			2,285	159,767

Wal-Mart Stores, Inc.			466	30,914

Wolters Kluwer NV (Netherlands)			2,270	85,670

Wolverine World Wide, Inc.			669	12,664

World Fuel Services Corp.			1,436	67,219

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			7,500	26,713

				10,285,205
Consumer staples (4.2%)

Altria Group, Inc.			14,835	913,391

Ashtead Group PLC (United Kingdom)			3,633	46,166

Avon Products, Inc.			953	3,631

Barrett Business Services, Inc.			136	4,752

Bright Horizons Family Solutions, Inc.(NON)			234	14,829

Brinker International, Inc.			441	21,962

British American Tobacco PLC (United Kingdom)			1,649	89,761

Cal-Maine Foods, Inc.			356	19,003

Coca-Cola Amatil, Ltd. (Australia)			12,224	74,273

Colgate-Palmolive Co.			8,265	542,515

Constellation Brands, Inc. Class A			4,574	646,901

Coty, Inc. Class A			587	16,718

Farmer Bros. Co.(NON)			244	6,432

Geo Group, Inc. (The)(R)			4,142	120,284

Grand Canyon Education, Inc.(NON)			559	21,790

Hormel Foods Corp.			6,876	292,299

Imperial Tobacco Group PLC (United Kingdom)			4,857	251,054

ITOCHU Corp. (Japan)			5,100	59,853

ITT Educational Services, Inc.(NON)			328	964

J Sainsbury PLC (United Kingdom)			17,968	63,281

John B. Sanfilippo & Son, Inc.			617	42,943

Kao Corp. (Japan)			3,300	166,003

Kforce, Inc.			871	13,884

Koninklijke Ahold NV (Netherlands)			9,168	200,672

Korn/Ferry International			470	13,357

Kroger Co. (The)			17,861	712,833

Match Group, Inc.(NON)			3,551	38,670

McDonald's Corp.			7,293	854,667

METRO AG (Germany)			1,356	33,248

Monster Worldwide, Inc.(NON)			2,690	8,016

Nestle SA (Switzerland)			2,670	187,016

Nutraceutical International Corp.(NON)			312	7,656

On Assignment, Inc.(NON)			411	13,567

Papa John's International, Inc.			206	11,979

Paylocity Holding Corp.(NON)			174	5,154

PepsiCo, Inc.			6,553	641,014

Pinnacle Foods, Inc.			699	30,190

Reckitt Benckiser Group PLC (United Kingdom)			947	86,187

Sanderson Farms, Inc.			324	29,568

Shutterfly, Inc.(NON)			99	4,400

SpartanNash Co.			733	20,121

Svenska Cellulosa AB SCA Class B (Sweden)			1,098	32,610

Swedish Match AB (Sweden)			3,239	104,294

Sysco Corp.			9,814	433,092

Team Health Holdings, Inc.(NON)			140	6,240

TrueBlue, Inc.(NON)			396	9,088

Uni-President Enterprises Corp. (Taiwan)			20,000	34,534

Unilever NV ADR (Netherlands)			2,122	90,722

Unilever PLC (United Kingdom)			1,619	69,295

Vector Group, Ltd.			882	20,489

WH Group, Ltd. 144A (Hong Kong)(NON)			116,500	67,701

Woolworths, Ltd. (Australia)			2,466	40,189

				7,239,258
Energy (2.1%)

BP PLC (United Kingdom)			43,225	209,564

California Resources Corp.			542	305

Callon Petroleum Co.(NON)			1,663	10,610

Diamondback Energy, Inc.(NON)			93	6,626

Exxon Mobil Corp.			16,240	1,301,636

Frank's International NV (Netherlands)			1,922	26,697

Gulfport Energy Corp.(NON)			302	7,248

Northern Oil and Gas, Inc.(NON)(S)			1,875	6,263

Occidental Petroleum Corp.			5,772	397,229

OMV AG (Austria)			7,654	199,950

Repsol YPF SA (Spain)			6,160	63,255

Royal Dutch Shell PLC Class A (United Kingdom)			5,260	119,711

Royal Dutch Shell PLC Class B (United Kingdom)			4,936	112,182

Schlumberger, Ltd.			7,897	566,373

Statoil ASA (Norway)			13,361	194,028

Total SA (France)			4,359	195,303

Vestas Wind Systems A/S (Denmark)			3,094	208,490

Whiting Petroleum Corp.(NON)			221	886

Woodside Petroleum, Ltd. (Australia)			3,482	62,990

				3,689,346
Financials (10.0%)

3i Group PLC (United Kingdom)			29,015	175,186

Access National Corp.			421	7,831

AG Mortgage Investment Trust, Inc.(R)			240	2,959

Ageas (Belgium)			815	30,071

Agree Realty Corp.(R)			393	14,561

Alexandria Real Estate Equities, Inc.(R)			1,618	128,081

Allianz SE (Germany)			1,266	188,753

Allied World Assurance Co. Holdings AG			4,633	150,063

American Capital Agency Corp.(R)			22,191	400,991

American Equity Investment Life Holding Co.			989	13,450

American Financial Group, Inc.			1,459	97,870

Amtrust Financial Services, Inc.			974	23,814

Annaly Capital Management, Inc.(R)			8,668	87,807

Apartment Investment & Management Co. Class A(R)			2,815	103,057

Apollo Commercial Real Estate Finance, Inc.(R)			625	9,656

Arbor Realty Trust, Inc.(R)			2,373	16,136

Arlington Asset Investment Corp. Class A			267	3,233

ARMOUR Residential REIT, Inc.(R)			160	3,080

Ashford Hospitality Prime, Inc.(R)			65	639

Ashford Hospitality Trust, Inc.(R)			1,596	8,826

Aspen Insurance Holdings, Ltd.			1,763	78,788

Assurant, Inc.			736	52,330

AvalonBay Communities, Inc.(R)			4,449	763,626

AXA SA (France)			5,849	128,530

Banc of California, Inc.			507	7,772

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)			920	19,660

Banco Santander SA (Spain)			14,513	58,382

Bank Hapoalim BM (Israel)			12,800	62,536

Barclays PLC (United Kingdom)			8,708	20,575

BNP Paribas SA/New York, NY (France)			4,725	218,212

BofI Holding, Inc.(NON)			919	17,029

Boston Properties, Inc.(R)			2,017	230,220

Brandywine Realty Trust(R)			898	11,054

Brixmor Property Group, Inc.(R)			4,536	106,278

Broadridge Financial Solutions, Inc.			2,339	131,288

Camden Property Trust(R)			1,737	129,823

Campus Crest Communities, Inc.(NON)(R)			1,923	13,442

Capital One Financial Corp.			10,801	709,950

Cardinal Financial Corp.			847	16,313

Cardtronics, Inc.(NON)			490	16,523

Care Capital Properties, Inc.(R)			2,639	69,960

CBL & Associates Properties, Inc.(R)			546	6,295

Chimera Investment Corp.(R)			8,772	114,299

Citizens & Northern Corp.			477	9,492

CNO Financial Group, Inc.			1,052	18,336

CNP Assurances (France)			8,489	124,963

Communications Sales & Leasing, Inc.(R)			1,416	26,692

Community Healthcare Trust, Inc.(R)			652	11,716

CoreLogic, Inc.(NON)			2,014	69,664

Corporate Office Properties Trust(R)			3,814	89,248

Credit Suisse Group AG (Switzerland)			2,348	31,456

Customers Bancorp, Inc.(NON)			1,035	23,443

CYS Investments, Inc.(R)			834	6,539

Daiwa Securities Group, Inc. (Japan)			3,000	17,645

DDR Corp.(R)			505	8,449

Delta Lloyd NV (Netherlands)(S)			2,840	17,585

Dexus Property Group (Australia)(R)			13,899	74,728

DiamondRock Hospitality Co.(R)			7,779	69,233

Digital Realty Trust, Inc.(R)			441	34,870

Discover Financial Services			1,287	59,743

Duke Realty Corp.(R)			6,120	126,562

DuPont Fabros Technology, Inc.(R)			4,934	175,897

East West Bancorp, Inc.			435	13,037

Employers Holdings, Inc.			1,199	33,284

Encore Capital Group, Inc.(NON)			325	7,556

Endurance Specialty Holdings, Ltd.			1,227	76,405

EPR Properties(R)			233	14,500

Equity Commonwealth(NON)(R)			2,405	64,045

Equity Residential Trust(R)			4,006	298,407

Essent Group, Ltd.(NON)			327	6,295

Essex Property Trust, Inc.(R)			347	72,620

Everest Re Group, Ltd.			747	139,039

Extra Space Storage, Inc.(R)			277	22,756

Farmers Capital Bank Corp.(NON)			369	9,487

FCB Financial Holdings, Inc. Class A(NON)			755	22,658

Federal Agricultural Mortgage Corp. Class C			367	11,909

Federal Realty Investment Trust(R)			268	39,680

Federated National Holding Co.			1,199	28,656

Financial Institutions, Inc.			507	13,446

First BanCorp. (Puerto Rico)(NON)			7,152	19,167

First Community Bancshares, Inc.			496	8,978

First Industrial Realty Trust(R)			522	11,233

FirstMerit Corp.			602	11,817

Flushing Financial Corp.			532	10,986

Four Corners Property Trust, Inc.(R)			3,138	51,495

General Growth Properties(R)			8,155	224,426

Genworth Financial, Inc. Class A(NON)			1,949	4,132

Hanmi Financial Corp.			1,020	21,247

Hanover Insurance Group, Inc. (The)			260	21,567

HCI Group, Inc.			526	18,484

HCP, Inc.(R)			3,561	105,334

Healthcare Realty Trust, Inc.(R)			3,503	101,622

Heartland Financial USA, Inc.			329	9,673

Heritage Insurance Holdings, Inc.			1,209	23,600

Hersha Hospitality Trust(R)			416	8,374

Highwoods Properties, Inc.(R)			2,754	119,937

Horizon Bancorp			391	9,462

HSBC Holdings PLC (United Kingdom)			29,772	189,060

Invesco Mortgage Capital, Inc.(R)			367	4,151

Investor AB Class B (Sweden)			5,881	195,177

Investors Real Estate Trust(R)			1,178	7,233

Kerry Properties, Ltd. (Hong Kong)			23,000	53,969

Kimco Realty Corp.(R)			7,049	188,561

Lazard, Ltd. Class A			508	17,871

Lexington Realty Trust(R)			2,219	17,175

Liberty Property Trust(R)			3,030	87,506

LTC Properties, Inc.(R)			540	23,998

Macerich Co. (The)(R)			693	54,802

Maiden Holdings, Ltd. (Bermuda)			852	10,198

MainSource Financial Group, Inc.			763	15,794

Medical Properties Trust, Inc.(R)			9,583	110,875

Meta Financial Group, Inc.			293	12,127

MFA Financial, Inc.(R)			12,991	88,469

Mid-America Apartment Communities, Inc.(R)			127	11,422

Mitsubishi UFJ Financial Group, Inc. (Japan)			35,700	153,006

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			26,000	111,659

Mizuho Financial Group, Inc. (Japan)			127,800	187,180

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			1,144	225,893

National Health Investors, Inc.(R)			1,895	119,214

Nelnet, Inc. Class A			592	22,259

New World Development Co., Ltd. (Hong Kong)			94,000	78,684

NN Group NV (Netherlands)			2,287	70,146

Nomura Holdings, Inc. (Japan)			11,800	49,486

Nomura Real Estate Holdings, Inc. (Japan)			900	16,046

One Liberty Properties, Inc.(R)			559	11,868

Oppenheimer Holdings, Inc. Class A			511	7,236

Opus Bank			466	15,033

ORIX Corp. (Japan)			10,100	131,379

Pacific Premier Bancorp, Inc.(NON)			540	11,097

PacWest Bancorp			210	6,758

PennyMac Financial Services, Inc. Class A(NON)			592	7,347

Peoples Bancorp, Inc.			507	9,045

Persimmon PLC (United Kingdom)			3,923	118,554

PNC Financial Services Group, Inc. (The)			6,897	560,795

Popular, Inc. (Puerto Rico)			3,258	86,337

Post Properties, Inc.(R)			1,734	96,636

PRA Group, Inc.(NON)			285	6,954

ProAssurance Corp.			1,147	56,559

Prologis, Inc.(R)			6,317	242,952

Public Storage(R)			2,402	599,275

Ramco-Gershenson Properties Trust(R)			631	10,601

Realty Income Corp.(R)			1,137	66,560

Regency Centers Corp.(R)			127	8,964

Reinsurance Group of America, Inc.			960	86,496

RenaissanceRe Holdings, Ltd.			1,172	132,670

Renasant Corp.			439	13,706

Republic Bancorp, Inc. Class A			343	8,784

Resona Holdings, Inc. (Japan)			39,200	136,559

RMR Group, Inc. (The) Class A(NON)			8	180

SBI Holdings, Inc. (Japan)			6,700	60,799

Select Income REIT(R)			441	9,093

Simon Property Group, Inc.(R)			3,278	621,935

SL Green Realty Corp.(R)			473	41,709

SLM Corp.(NON)			18,574	108,472

Societe Generale SA (France)			2,588	89,811

Sovran Self Storage, Inc.(R)			68	7,238

Spirit Realty Capital, Inc.(R)			3,256	34,807

Starwood Property Trust, Inc.(R)			9,871	173,137

Sumitomo Mitsui Financial Group, Inc. (Japan)			6,300	175,650

Summit Hotel Properties, Inc.(R)			1,462	15,804

Sun Hung Kai Properties, Ltd. (Hong Kong)			2,000	22,301

Sunstone Hotel Investors, Inc.(R)			7,533	97,176

Swiss Life Holding AG (Switzerland)			351	85,296

Swiss Re AG (Switzerland)			2,698	238,787

Synchrony Financial(NON)			23,622	636,613

Talmer Bancorp, Inc. Class A			862	14,482

Taubman Centers, Inc.(R)			1,606	113,737

TCF Financial Corp.			4,879	55,328

Two Harbors Investment Corp.(R)			11,702	90,691

U.S. Bancorp			6,702	258,161

UBS Group AG (Switzerland)			1,558	23,740

UDR, Inc.(R)			793	27,224

United Community Banks, Inc.			523	9,053

United Insurance Holdings Corp.			1,689	32,952

Universal Health Realty Income Trust(R)			120	6,221

Validus Holdings, Ltd.			2,496	112,095

VEREIT, Inc.(R)			3,238	25,969

Vornado Realty Trust(R)			1,098	94,823

Voya Financial, Inc.			7,705	226,219

WageWorks, Inc.(NON)			140	6,744

Washington Real Estate Investment Trust(R)			2,690	69,590

Weingarten Realty Investors(R)			3,468	122,178

Wells Fargo & Co.			22,093	1,036,547

Welltower, Inc.(R)			2,559	163,213

Western Alliance Bancorp(NON)			514	15,276

Wheelock and Co., Ltd. (Hong Kong)			32,000	126,167

Woori Bank (South Korea)			2,464	17,332

WP Carey, Inc.(R)			177	10,034

XL Group PLC			12,721	437,348

				17,168,582
Health care (5.0%)

ACADIA Pharmaceuticals, Inc.(NON)			378	6,524

Accuray, Inc.(NON)			971	4,904

Akorn, Inc.(NON)			272	7,232

AMAG Pharmaceuticals, Inc.(NON)			1,732	45,517

AmerisourceBergen Corp.			6,945	601,576

AmSurg Corp.(NON)			322	21,912

Anacor Pharmaceuticals, Inc.(NON)			82	5,230

Applied Genetic Technologies Corp.(NON)			450	5,972

Aralez Pharmaceuticals, Inc. (Canada)(NON)			2,692	15,264

Ardelyx, Inc.(NON)			922	8,907

ARIAD Pharmaceuticals, Inc.(NON)			916	5,001

Astellas Pharma, Inc. (Japan)			8,200	117,588

AstraZeneca PLC (United Kingdom)			2,971	168,549

AtriCure, Inc.(NON)			450	7,457

Bio-Rad Laboratories, Inc. Class A(NON)			463	62,338

Biospecifics Technologies Corp.(NON)			203	7,207

Cardinal Health, Inc.			6,620	540,854

Cardiome Pharma Corp. (Canada)(NON)			3,921	20,468

Catalent, Inc.(NON)			321	7,791

Celldex Therapeutics, Inc.(NON)			397	2,700

Centene Corp.(NON)			181	10,310

Charles River Laboratories International, Inc.(NON)			1,070	78,570

Chemed Corp.			387	49,730

Conmed Corp.			387	15,379

DaVita HealthCare Partners, Inc.(NON)			4,544	299,768

Depomed, Inc.(NON)			282	4,309

DexCom, Inc.(NON)			250	16,265

Dynavax Technologies Corp.(NON)			644	10,381

Eagle Pharmaceuticals, Inc.(NON)(S)			134	8,494

Emergent BioSolutions, Inc.(NON)			631	21,347

Entellus Medical, Inc.(NON)			264	4,227

FivePrime Therapeutics, Inc.(NON)			292	9,510

GlaxoSmithKline PLC (United Kingdom)			8,019	155,718

Globus Medical, Inc. Class A(NON)			478	11,615

Greatbatch, Inc.(NON)			582	22,000

Grifols SA (Spain)			1,107	24,099

Halozyme Therapeutics, Inc.(NON)			467	3,797

Health Net, Inc.(NON)			481	29,928

HealthSouth Corp.			624	21,984

ICU Medical, Inc.(NON)			429	39,425

Immune Design Corp.(NON)			286	2,863

Impax Laboratories, Inc.(NON)			131	4,282

INC Research Holdings, Inc. Class A(NON)			248	9,841

Inotek Pharmaceuticals Corp.(NON)			444	3,028

Insulet Corp.(NON)			324	9,927

Insys Therapeutics, Inc.(NON)			404	7,062

Ionis Pharmaceuticals, Inc.(NON)			113	3,905

Jazz Pharmaceuticals PLC(NON)			518	62,978

Johnson & Johnson			12,099	1,272,936

Kindred Healthcare, Inc.			649	6,821

Lannett Co., Inc.(NON)			786	19,776

Ligand Pharmaceuticals, Inc.(NON)			88	8,121

McKesson Corp.			3,800	591,356

Medicines Co. (The)(NON)			156	5,017

Medipal Holdings Corp. (Japan)			10,400	159,075

MEDNAX, Inc.(NON)			1,693	113,499

Merck & Co., Inc.			6,638	333,294

Merck KGaA (Germany)			738	62,766

Merrimack Pharmaceuticals, Inc.(NON)			1,097	6,352

MiMedx Group, Inc.(NON)(S)			992	8,164

Molina Healthcare, Inc.(NON)			67	4,157

Myriad Genetics, Inc.(NON)			187	6,545

Neurocrine Biosciences, Inc.(NON)			439	16,146

Novartis AG (Switzerland)			2,347	167,506

Novavax, Inc.(NON)			526	2,293

Novo Nordisk A/S Class B (Denmark)			1,442	74,104

Omega Healthcare Investors, Inc.(R)			809	25,937

OncoMed Pharmaceuticals, Inc.(NON)			222	2,116

Ophthotech Corp.(NON)			242	10,900

OraSure Technologies, Inc.(NON)			2,937	19,707

Otsuka Holdings Company, Ltd. (Japan)			700	24,671

Pacira Pharmaceuticals, Inc.(NON)			233	12,118

PerkinElmer, Inc.			2,851	134,738

Pfizer, Inc.			31,088	922,381

PharMerica Corp.(NON)			536	12,387

Portola Pharmaceuticals, Inc.(NON)			135	3,803

Prestige Brands Holdings, Inc.(NON)			287	14,034

Prothena Corp. PLC (Ireland)(NON)			454	14,455

Providence Service Corp. (The)(NON)			369	17,531

RadNet, Inc.(NON)			1,387	7,906

Repligen Corp.(NON)			316	8,131

Roche Holding AG (Switzerland)			977	250,248

Rockwell Medical, Inc.(NON)(S)			1,291	12,394

Sage Therapeutics, Inc.(NON)			111	3,263

Sanofi (France)			3,573	282,721

Select Medical Holdings Corp.			1,603	15,693

Shire PLC (United Kingdom)			502	26,195

Spectranetics Corp. (The)(NON)			477	6,764

STAAR Surgical Co.(NON)			787	4,903

STERIS PLC (United Kingdom)			136	8,748

Sucampo Pharmaceuticals, Inc. Class A(NON)			786	10,336

Supernus Pharmaceuticals, Inc.(NON)			432	5,417

Surgical Care Affiliates, Inc.(NON)			667	27,034

Suzuken Co., Ltd. (Japan)			3,400	110,351

TESARO, Inc.(NON)			374	15,132

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			1,426	79,286

Thermo Fisher Scientific, Inc.			5,417	699,822

Tokai Pharmaceuticals, Inc.(NON)			279	1,777

TransEnterix, Inc.(NON)(S)			2,147	6,892

Trevena, Inc.(NON)			597	4,997

Triple-S Management Corp. Class B (Puerto Rico)(NON)			430	11,275

Ultragenyx Pharmaceutical, Inc.(NON)			54	3,293

uniQure NV (Netherlands)(NON)			287	4,027

Ventas, Inc.(R)			2,138	119,022

Waters Corp.(NON)			1,367	164,464

WellCare Health Plans, Inc.(NON)			94	8,448

West Pharmaceutical Services, Inc.			509	31,568

Zeltiq Aesthetics, Inc.(NON)			482	11,100

				8,617,646
Technology (4.5%)

2U, Inc.(NON)			419	9,365

A10 Networks, Inc.(NON)			2,134	13,145

Accenture PLC Class A			6,259	627,527

Advanced Energy Industries, Inc.(NON)			1,193	35,587

Ambarella, Inc.(NON)			171	7,934

Amdocs, Ltd.			3,194	181,291

Apigee Corp.(NON)			872	5,101

Apple, Inc.			6,160	595,610

Aspen Technology, Inc.(NON)			289	9,528

AtoS SE (France)			355	25,766

AVG Technologies NV (Netherlands)(NON)			748	14,317

Blackbaud, Inc.			248	14,019

Brocade Communications Systems, Inc.			13,523	134,283

Brother Industries, Ltd. (Japan)			1,600	17,414

CACI International, Inc. Class A(NON)			126	12,174

Cavium, Inc.(NON)			169	10,054

CEVA, Inc.(NON)			745	14,609

Ciena Corp.(NON)			366	7,503

Cirrus Logic, Inc.(NON)			493	17,368

Cisco Systems, Inc.			37,019	969,157

Computer Sciences Corp.			3,139	90,435

CSG Systems International, Inc.			666	25,281

CSRA, Inc.			3,036	78,784

Cypress Semiconductor Corp.(NON)			2,831	22,591

DSP Group, Inc.(NON)			1,776	15,327

DST Systems, Inc.			2,783	291,046

eBay, Inc.(NON)			26,531	631,438

EnerSys			525	26,964

Fidelity National Information Services, Inc.			2,706	157,625

Fiserv, Inc.(NON)			4,314	412,548

Fujitsu, Ltd. (Japan)			6,000	21,876

GenMark Diagnostics, Inc.(NON)			951	4,707

Genpact, Ltd.(NON)			3,071	81,167

Gentex Corp.			2,146	31,246

Gigamon, Inc.(NON)			168	4,598

GungHo Online Entertainment, Inc. (Japan)			26,700	63,357

Hon Hai Precision Industry Co., Ltd. (Taiwan)			28,000	65,595

Honeywell International, Inc.			266	26,959

Hoya Corp. (Japan)			4,800	172,828

Imprivata, Inc.(NON)			883	10,190

inContact, Inc.(NON)			1,374	12,737

Infinera Corp.(NON)			446	6,998

Ingram Micro, Inc. Class A			3,604	129,023

Integrated Device Technology, Inc.(NON)			284	5,515

Intersil Corp. Class A			946	12,080

IntraLinks Holdings, Inc.(NON)			601	4,670

Iron Mountain, Inc.(R)			3,466	101,831

Ixia(NON)			1,238	14,126

Jabil Circuit, Inc.			768	16,013

Lattice Semiconductor Corp.(NON)			4,189	26,516

Leidos Holdings, Inc.			1,779	76,888

Lexmark International, Inc. Class A			270	8,375

Manhattan Associates, Inc.(NON)			207	11,439

Maxim Integrated Products, Inc.			18,522	627,155

MAXIMUS, Inc.			175	8,605

Mellanox Technologies, Ltd. (Israel)(NON)			315	16,005

Mentor Graphics Corp.			1,264	24,142

Microsemi Corp.(NON)			331	11,463

Microsoft Corp.			5,640	286,963

MKS Instruments, Inc.			554	18,227

MobileIron, Inc.(NON)			1,463	4,930

Monolithic Power Systems, Inc.			187	11,044

MTS Systems Corp.			120	6,594

Murata Manufacturing Co., Ltd. (Japan)			600	71,732

Netscout Systems, Inc.(NON)			105	2,170

Nexon Co., Ltd. (Japan)			3,100	46,268

ON Semiconductor Corp.(NON)			2,167	18,181

Otsuka Corp. (Japan)			400	19,729

Paychex, Inc.			11,209	576,031

Perficient, Inc.(NON)			767	13,844

Plantronics, Inc.			421	15,788

Plexus Corp.(NON)			575	20,924

Power Integrations, Inc.			207	9,487

Proofpoint, Inc.(NON)			301	14,099

QAD, Inc. Class A			562	10,998

QLogic Corp.(NON)			2,593	33,424

Qualys, Inc.(NON)			206	5,144

Rovi Corp.(NON)			646	14,716

Samsung Electronics Co., Ltd. (South Korea)			20	19,012

Sanmina Corp.(NON)			569	11,721

Semtech Corp.(NON)			331	6,342

Silicon Laboratories, Inc.(NON)			110	4,538

Synaptics, Inc.(NON)			305	24,769

Synchronoss Technologies, Inc.(NON)			193	5,406

SYNNEX Corp.			244	22,943

Synopsys, Inc.(NON)			3,091	138,322

Tech Data Corp.(NON)			155	10,914

Tessera Technologies, Inc.			694	20,459

Tyler Technologies, Inc.(NON)			104	12,513

Veeva Systems, Inc. Class A(NON)			421	10,226

VeriFone Systems, Inc.(NON)			337	8,051

Verint Systems, Inc.(NON)			276	9,806

Web.com Group, Inc.(NON)			1,050	19,058

Woodward, Inc.			622	29,203

Xilinx, Inc.			3,091	145,957

				7,769,428
Transportation (1.1%)

Aegean Marine Petroleum Network, Inc. (Greece)			1,996	14,311

Allegiant Travel Co.			76	12,455

ANA Holdings, Inc. (Japan)			53,000	149,581

AP Moeller - Maersk A/S (Denmark)			99	129,440

Aurizon Holdings, Ltd. (Australia)			10,470	30,428

Central Japan Railway Co. (Japan)			500	89,183

ComfortDelgro Corp., Ltd. (Singapore)			49,200	105,305

Deutsche Post AG (Germany)			2,712	64,524

DHT Holdings, Inc. (Bermuda)			1,212	7,066

easyJet PLC (United Kingdom)			809	16,916

International Consolidated Airlines Group SA (Spain)			10,133	77,118

Matson, Inc.			191	7,657

Qantas Airways, Ltd. (Australia)			17,307	47,540

Royal Mail PLC (United Kingdom)			12,828	80,549

Ryanair Holdings PLC ADR (Ireland)			1,124	93,483

Scorpio Tankers, Inc.			1,666	10,363

Southwest Airlines Co.			579	24,289

United Parcel Service, Inc. Class B			8,050	777,228

Universal Truckload Services, Inc.			66	1,034

Virgin America, Inc.(NON)			647	20,180

XPO Logistics, Inc.(NON)(S)			259	6,413

Yangzijiang Shipbuilding Holdings, Ltd. (China)			203,400	131,159

				1,896,222
Utilities and power (1.3%)

American Electric Power Co., Inc.			4,753	293,498

American Water Works Co., Inc.			1,998	129,510

Centrica PLC (United Kingdom)			18,758	53,863

E.ON SE (Germany)			8,654	78,995

Endesa SA (Spain)			4,938	88,880

Enel SpA (Italy)			21,837	87,147

ENI SpA (Italy)			1,413	19,764

Iberdrola SA (Spain)			32,953	212,969

Korea Electric Power Corp. (South Korea)			658	31,283

PG&E Corp.			7,400	419,802

RWE AG (Germany)			5,053	58,010

Southern Co. (The)			14,697	708,101

Talen Energy Corp.(NON)			1,290	8,204

Tokyo Electric Power Co., Inc. (Japan)(NON)			8,000	40,405

				2,230,431

Total common stocks (cost $67,798,113)				$69,257,635

CORPORATE BONDS AND NOTES (24.4%)(a)
			Principal amount	Value

Basic materials (2.0%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$85,000	$80,750

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			40,000	37,112

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			10,000	8,932

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			60,000	63,000

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			25,000	20,125

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			114,000	122,862

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			80,000	84,400

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			65,000	72,313

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			70,000	68,250

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			110,000	102,520

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			85,000	90,100

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			8,000	6,792

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			10,000	8,522

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			20,000	14,500

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			35,000	25,288

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			90,000	82,350

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			30,000	27,600

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3 1/2s, 2024			70,000	70,323

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025			20,000	19,258

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			20,000	10,350

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023			95,000	101,650

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			116,000	87,858

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			79,000	56,880

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			130,000	108,225

HD Supply, Inc. company guaranty sr. unsec. notes 11 1/2s, 2020			35,000	38,675

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			75,000	78,938

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			70,000	73,325

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			95,000	53,913

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			112,000	105,560

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2022			15,000	13,725

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			37,000	35,335

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			60,000	51,487

Joseph T Ryerson & Son, Inc. company guaranty sr. sub. notes 9s, 2017			70,000	53,900

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			60,000	62,100

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			25,000	20,542

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			55,000	50,600

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			30,000	22,893

Monsanto Company sr. unsec. sub. notes 5 1/2s, 2025			60,000	65,835

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			20,000	14,250

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			95,000	90,488

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			125,000	115,938

Novelis, Inc. company guaranty sr. unsec. notes 8 3/8s, 2017			15,000	14,925

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025			35,000	30,100

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018			35,000	32,725

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			145,000	142,052

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			40,000	41,600

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020			45,000	50,400

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			50,000	51,688

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2024			20,000	20,750

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022			20,000	20,600

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			15,000	15,863

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			40,000	43,300

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			120,000	120,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			30,000	28,125

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			33,000	30,938

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			10,000	9,750

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			75,000	56,906

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023			45,000	38,813

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			10,000	10,350

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			50,000	51,000

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			40,000	37,250

Westrock MWV, LLC company guaranty sr. unsec. unsub. notes 8.2s, 2030			60,000	76,315

Westrock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95s, 2031			32,000	39,672

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			90,000	93,825

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			30,000	31,200

				3,405,611
Capital goods (1.3%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			130,000	127,400

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			10,000	10,650

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			40,000	38,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			70,000	68,600

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			35,000	35,263

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			25,000	24,125

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			30,000	27,300

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			20,000	20,800

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			50,000	50,000

Berry Plastics Corp. 144A company guaranty notes 6s, 2022			25,000	26,000

Bombardier, Inc. 144A sr. unsec. unsub. notes 4 3/4s, 2019 (Canada)			75,000	59,813

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			80,000	85,800

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			145,000	155,167

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026			35,000	37,363

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023			100,000	102,500

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			35,000	34,650

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			135,000	101,756

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			25,000	26,313

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			95,000	90,488

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			15,000	20,211

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 8 1/2s, 2020			55,000	57,338

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			150,000	165,600

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			35,000	29,488

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			15,000	15,523

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			15,000	15,750

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			55,000	53,900

MTW Foodservice Escrow Corp. 144A sr. unsec. notes 9 1/2s, 2024			70,000	73,763

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			100,000	90,500

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			30,000	29,625

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			135,000	136,013

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			50,000	51,750

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			153,000	144,585

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			60,000	61,650

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024			85,000	82,875

				2,150,559
Communication services (3.0%)

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Luxembourg)			200,000	193,000

American Tower Corp. sr. unsec. notes 4s, 2025(R)			85,000	84,839

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046			67,000	61,158

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			68,000	66,797

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			145,000	145,481

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023			25,000	24,938

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			195,000	196,463

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024			85,000	86,594

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045			87,000	91,734

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025			43,000	44,114

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026			55,000	55,145

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			80,000	78,200

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			15,000	15,188

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			50,000	45,875

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			10,000	9,175

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			145,000	151,837

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			30,000	39,932

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			85,000	106,676

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			115,000	121,756

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			25,000	26,188

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			30,000	25,650

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			160,000	162,400

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8 3/4s, 2030 (Netherlands)			16,000	22,565

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			40,000	35,942

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			5,000	4,431

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			20,000	17,300

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025			55,000	55,069

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022			70,000	70,700

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020			20,000	20,650

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			265,000	184,175

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)			20,000	10,050

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			10,000	3,000

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)			15,000	4,575

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			20,000	20,650

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			145,000	151,525

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			45,000	46,238

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			25,000	25,625

Numericable-SFR SAS 144A company guaranty sr. notes 6s, 2022 (France)			200,000	197,750

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			35,000	36,400

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)		CAD	295,000	223,757

Sprint Communications, Inc. sr. unsec. notes 7s, 2020			$330,000	258,225

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			120,000	88,800

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			195,000	146,738

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			50,000	52,500

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			30,000	30,300

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			75,000	78,750

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			20,000	20,600

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			5,000	5,188

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			25,000	26,750

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			25,000	25,688

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			25,000	25,750

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			194,000	230,454

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			36,000	40,603

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020			95,000	96,279

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			64,000	74,575

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			328,000	299,313

Verizon Communications, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			30,000	32,625

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			30,000	28,181

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			31,000	34,804

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			251,000	250,178

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			45,000	40,275

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			95,000	86,688

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			90,000	72,619

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			95,000	68,875

				5,078,300
Conglomerates (0.2%)

General Electric Capital Corp. company guaranty sr. unsec. notes 6 3/4s, 2032			202,000	269,249

General Electric Capital Corp. company guaranty sr. unsec. unsub. notes Ser. MTN, 5.4s, 2017			143,000	149,030

				418,279
Consumer cyclicals (3.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			124,000	156,257

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			143,000	142,820

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			35,000	36,225

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			35,000	36,181

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			60,000	61,725

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			80,000	68,800

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			105,000	113,733

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044			115,000	92,673

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			50,000	18,250

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			40,000	41,100

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			160,000	145,600

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			35,000	29,225

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			80,000	84,400

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			25,000	26,188

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			137,000	172,050

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			10,000	10,300

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			45,000	46,519

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			15,000	15,244

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			25,000	25,000

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			50,000	43,875

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			95,000	92,150

Dana Holding Corp. sr. unsec. notes 6s, 2023			10,000	9,550

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023			25,000	24,675

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			20,000	21,275

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			15,000	15,750

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023			65,000	64,838

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026			140,000	133,008

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			115,000	163,378

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			192,000	235,198

General Motors Co. sr. unsec. notes 6 1/4s, 2043			95,000	92,949

General Motors Co. sr. unsec. notes 5.2s, 2045			10,000	8,638

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046			10,000	10,461

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			20,000	18,949

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			10,000	9,263

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022			85,000	80,182

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			40,000	23,600

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			60,000	60,732

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018			35,000	35,219

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			60,000	63,075

Home Depot, Inc. (The) sr. unsec. unsub. notes 2 5/8s, 2022			90,000	91,531

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			77,000	82,286

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			65,000	63,944

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			265,000	186,825

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			50,000	51,500

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			25,000	25,313

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			10,000	9,150

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			40,000	26,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			60,000	47,250

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95s, 2064			35,000	31,049

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			40,000	44,700

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			50,000	52,125

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			20,000	20,550

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025			10,000	10,400

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			45,000	46,575

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019			25,000	25,703

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			110,000	108,625

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2021			35,000	35,175

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			10,000	10,063

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			2,000	1,430

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			25,000	26,761

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			35,000	36,225

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			65,000	56,225

McGraw Hill Financial, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026			35,000	36,752

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			40,000	42,800

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			10,000	10,200

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			125,000	141,563

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			5,000	5,288

Mustang Merger Corp. 144A sr. unsec. notes 8 1/2s, 2021			15,000	15,263

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			70,000	42,525

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			80,000	66,800

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			40,000	24,100

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021			30,000	21,147

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			95,000	98,800

Nordstrom, Inc. sr. unsec. notes 5s, 2044			8,000	7,589

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			90,000	108,041

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			80,000	82,600

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			30,000	30,900

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			45,000	47,138

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			75,000	72,984

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			30,000	30,000

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			45,000	43,650

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025			61,000	60,907

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			70,000	79,450

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026			100,000	101,125

QVC, Inc. company guaranty sr. sub. notes 4.45s, 2025			55,000	51,292

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			20,000	20,325

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			50,000	49,250

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			15,000	15,169

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			150,000	147,000

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			50,000	50,375

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			15,000	11,700

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			125,000	98,125

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			15,000	8,100

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			50,000	48,625

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			50,000	51,875

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			15,000	15,206

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			15,000	14,963

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			40,000	42,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			90,000	92,012

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025			35,000	36,881

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			5,000	5,269

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			30,000	31,725

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 3/8s, 2024			90,000	91,407

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021			10,000	10,200

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			50,000	46,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			53,000	49,290

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			20,000	17,800

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			10,000	9,200

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			35,000	37,100

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019			20,000	21,200

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			30,000	30,750

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			30,000	27,988

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			25,000	23,375

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55s, 2018			145,000	145,027

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			45,000	45,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			15,000	15,000

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5 1/8s, 2025			55,000	53,831

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			65,000	65,325

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			34,000	44,860

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5 5/8s, 2021			30,000	32,594

				6,344,421
Consumer staples (1.8%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			115,000	119,888

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			25,000	25,406

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			31,000	31,311

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.9s, 2046			90,000	96,443

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65s, 2026			90,000	92,900

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65s, 2021			145,000	147,464

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1 1/4s, 2018			53,000	52,858

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			106,000	156,535

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			95,000	90,013

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022			10,000	9,350

BlueLine Rental Finance Corp. 144A notes 7s, 2019			75,000	54,938

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			65,000	55,413

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			35,000	28,875

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			30,000	31,949

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			20,000	22,648

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			15,000	15,619

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			65,000	73,125

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			124,000	124,620

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			15,000	15,113

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			145,000	146,502

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022			80,000	87,571

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			45,000	47,475

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			32,000	32,056

Diageo Investment Corp. company guaranty sr. unsec. notes 8s, 2022			9,000	11,553

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			90,000	51,300

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			50,000	46,467

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			200,000	246,014

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			56,000	59,907

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			21,000	21,250

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			125,000	120,938

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			20,000	19,350

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039			95,000	116,584

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.9s, 2038			45,000	57,669

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			10,000	9,700

Landry's, Inc. 144A company guaranty sr. unsec. sub. notes 9 3/8s, 2020			115,000	120,463

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			45,000	46,524

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			144,000	144,460

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			30,000	29,175

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2024			10,000	10,300

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			50,000	49,500

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			75,000	75,188

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			80,000	85,400

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			23,000	23,616

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			32,000	34,178

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			55,000	18,838

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.3s, 2021			35,000	35,255

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			65,000	69,550

				3,061,251
Energy (1.8%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			130,000	107,919

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			25,000	21,313

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			25,000	21,375

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			45,000	38,925

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			55,000	36,025

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			50,000	27,250

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)			5,000	2,850

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)			110,000	107,388

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			145,000	145,035

California Resources Corp. company guaranty sr. unsec. sub. notes 6s, 2024			33,000	4,290

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020			14,000	1,820

California Resources Corp. 144A company guaranty notes 8s, 2022			121,000	30,250

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			145,000	145,181

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			90,000	31,950

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			82,000	31,980

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			143,000	141,857

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			55,000	51,013

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			55,000	50,978

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05s, 2017			145,000	139,905

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			40,000	32,806

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			35,000	10,850

Ecopetrol SA sr. unsec. unsub. bonds 4 1/8s, 2025 (Colombia)			45,000	34,515

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024			5,000	3,791

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			10,000	7,300

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			25,000	21,125

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			15,000	1,650

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			130,000	14,300

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			30,000	16,575

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			40,000	40,179

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			10,000	9,100

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			60,000	38,550

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			55,000	1,100

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			25,000	1,063

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			23,000	978

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020			56,000	6,230

Motiva Enterprises, LLC 144A sr. unsec. notes 5 3/4s, 2020			50,000	51,500

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			60,000	55,800

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			35,000	30,275

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041			19,000	7,980

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			115,000	67,275

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	187,876

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			175,000	127,313

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/4s, 2017 (Venezuela)			85,000	39,206

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			116,667	57,167

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			110,000	34,485

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			95,000	73,721

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			15,000	13,339

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			145,000	146,816

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023			35,000	19,338

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			30,000	16,950

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023			145,000	133,763

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020			20,000	21,094

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			110,000	275

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)			70,000	13,482

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			35,000	30,275

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			60,000	57,600

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022			50,000	1,000

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			156,000	161,832

SM Energy Co. sr. unsec. sub. notes 5s, 2024			45,000	17,888

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			15,000	1,200

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			143,000	142,969

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			25,000	3,750

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021			25,000	11,875

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			125,000	58,438

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024			30,000	22,500

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8 3/4s, 2032			23,000	18,860

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			100,000	81,500

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			35,000	20,038

				3,104,796
Financials (6.4%)

Abbey National Treasury Services PLC/United Kingdom company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			156,000	155,898

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039			17,000	21,860

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022			20,000	18,581

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			55,000	51,150

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031			90,000	99,113

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			30,000	33,150

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			230,000	239,488

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			90,000	87,300

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			35,000	30,547

American Express Co. sr. unsec. notes 7s, 2018			94,000	103,249

American Express Co. sr. unsec. notes 6.15s, 2017			107,000	113,771

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			290,000	361,775

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			98,000	94,815

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			25,000	25,500

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			149,000	148,478

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.7s, 2017			95,000	94,558

Bank of America Corp. unsec. sub. notes 6.11s, 2037			170,000	185,028

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			143,000	144,685

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35s, 2020 (Canada)			80,000	80,143

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			145,000	144,634

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.2s, 2017 (Japan)			250,000	249,270

Barclays Bank PLC 144A unsec. sub. notes 10.179s, 2021 (United Kingdom)			270,000	348,621

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			162,000	161,842

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			200,000	196,785

Cantor Fitzgerald LP 144A unsec. bonds 7 7/8s, 2019			25,000	27,436

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			90,000	93,856

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			47,000	48,653

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			40,000	40,130

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026			53,000	53,436

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019			20,000	19,900

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			35,000	34,650

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			115,000	115,431

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019			155,000	160,425

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity			3,000	2,851

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			48,000	45,120

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity			63,000	59,220

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity			6,000	5,580

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2025			65,000	69,623

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			60,000	58,200

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			35,000	34,869

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1 5/8s, 2018			330,000	329,228

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			130,000	132,353

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			80,000	74,400

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023			25,000	23,625

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			200,000	178,500

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			5,000	6,008

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			149,000	155,947

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			55,000	34,238

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031			180,000	202,500

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			21,000	22,117

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			45,000	46,773

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			55,000	53,625

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)			60,000	61,506

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			60,000	59,550

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			38,000	34,153

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			112,000	23,520

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7 1/2s, 2019			44,000	50,082

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			2,000	2,012

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			25,000	24,239

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			20,000	18,883

HSBC Finance Corp. unsec. sub. notes 6.676s, 2021			122,000	135,739

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			10,000	8,325

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			80,000	71,600

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			145,000	134,850

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			60,000	52,350

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			220,000	235,389

iStar, Inc. sr. unsec. notes 5s, 2019(R)			20,000	18,625

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.3s, perpetual maturity			56,000	54,547

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			144,000	144,651

JPMorgan Chase & Co. unsec. sub. notes 4 1/8s, 2026			60,000	60,858

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			4,000	4,002

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044			25,000	24,265

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			55,000	63,929

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			240,000	262,500

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			512,000	478,720

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			30,000	32,550

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s, 2020 (Australia)			65,000	65,214

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			145,000	147,072

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021			100,000	109,581

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			60,000	62,938

Morgan Stanley sr. unsec. unsub. bonds 4 3/4s, 2017			149,000	153,882

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2024(R)			25,000	25,625

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			35,000	35,875

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			40,000	37,700

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			30,000	26,438

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			30,000	31,200

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			40,000	34,200

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			25,000	21,438

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			45,000	42,581

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			45,000	42,188

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			100,000	98,761

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			80,000	70,000

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			250,000	249,954

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			116,000	110,432

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			75,000	71,813

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			145,000	146,601

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65s, 2026 (Canada)			40,000	40,048

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			200,000	180,480

Royal Bank of Scotland Group PLC jr. unsec. sub. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			200,000	195,500

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			10,000	9,980

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			35,000	34,887

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			131,000	130,306

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s, 2017 (France)			250,000	253,678

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			15,000	13,313

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			30,000	26,138

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			20,000	17,500

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			100,000	114,762

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.512s, 2037			220,000	151,800

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			250,000	254,185

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			80,000	80,461

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18),2046(STP)			100,000	104,500

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			20,000	16,400

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026			9,000	11,850

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			95,000	90,250

Vereit Operating Partnership LP company guaranty sr. unsec. notes 4.6s, 2024(R)			60,000	57,000

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			45,000	32,063

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023			40,000	36,000

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			70,000	73,763

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			143,000	144,382

				11,028,519
Health care (2.0%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			12,000	12,251

AbbVie, Inc. sr. unsec. notes 2.9s, 2022			18,000	17,871

AbbVie, Inc. sr. unsec. notes 1 3/4s, 2017			130,000	129,898

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			60,000	61,500

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			35,000	34,703

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)			68,000	69,543

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)			33,000	33,654

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			65,000	56,550

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			145,000	146,224

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			16,000	20,335

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 2017 (United Kingdom)			145,000	154,705

Biogen, Inc. sr. unsec. sub. notes 3 5/8s, 2022			75,000	77,512

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			55,000	55,413

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024			60,000	63,675

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021			20,000	20,900

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			60,000	60,300

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			60,000	51,450

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			60,000	52,200

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			65,000	46,800

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			65,000	62,075

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			50,000	50,500

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			40,000	40,000

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			45,000	43,988

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			170,000	187,850

HCA, Inc. company guaranty sr. sub. notes 5s, 2024			40,000	40,800

HCA, Inc. company guaranty sr. sub. notes 3 3/4s, 2019			50,000	50,875

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			15,000	15,281

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			55,000	56,100

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			45,000	40,050

Johnson & Johnson sr. unsec. notes 5.15s, 2018			91,000	99,555

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			85,000	78,200

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7 7/8s, 2021			45,000	46,350

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			40,000	37,700

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			25,000	25,906

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			125,000	125,496

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			40,000	40,500

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)			60,000	57,600

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			149,000	152,311

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			50,000	52,250

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			275,000	292,531

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			40,000	37,600

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			20,000	19,875

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			35,000	34,519

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			100,000	106,000

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			10,000	10,100

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			55,000	58,410

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.012s, 2020			60,000	59,100

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			65,000	70,461

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			58,000	64,514

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			5,000	4,588

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			55,000	46,166

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			60,000	50,625

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			5,000	4,278

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			25,000	20,813

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			55,000	49,775

				3,398,226
Technology (0.9%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			40,000	40,850

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			38,000	38,338

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			100,000	93,449

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			70,000	17,850

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			300,000	184,500

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			66,000	66,167

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			40,000	39,600

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			145,000	144,571

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5s, 2025			25,000	25,976

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			65,000	65,000

First Data Corp. 144A notes 5 3/4s, 2024			65,000	65,406

First Data Corp. 144A sr. notes 5 3/8s, 2023			55,000	57,200

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022			40,000	42,450

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			25,000	25,875

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			80,000	97,296

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			10,000	10,075

Infor US, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2022			115,000	99,763

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			145,000	145,893

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			60,000	63,750

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			25,000	26,500

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018			14,000	15,155

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			55,000	50,526

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5 1/4s, 2023			60,000	51,300

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			60,000	57,300

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			50,000	52,125

				1,576,915
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			70,000	62,475

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			15,000	17,673

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			25,000	25,313

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			135,000	127,575

				233,036
Utilities and power (1.2%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			240,000	263,400

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			140,000	126,000

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			25,000	22,188

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6 1/8s, 2036			10,000	11,979

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			110,000	99,000

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			50,000	51,125

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			15,000	15,300

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			96,000	109,592

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			5,000	4,175

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			80,000	74,150

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			5,000	4,138

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			695,000	587,275

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			47,606	50,224

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			18,000	15,326

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			25,000	6,750

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			180,000	52,200

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031			100,000	55,000

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044			44,000	34,438

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023			60,000	51,452

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			20,000	25,826

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			115,000	108,531

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024			30,000	26,400

Oncor Electric Delivery Co., LLC sr. notes 3 3/4s, 2045			85,000	77,163

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067			90,000	65,250

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			30,000	24,943

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			80,000	70,300

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			30,000	25,200

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			35,000	29,593

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			65,000	55,250

				2,142,168

Total corporate bonds and notes (cost $45,878,645)				$41,942,081

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.6%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.9%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, March 1, 2046			$3,000,000	$3,167,578

				3,167,578
U.S. Government Agency Mortgage Obligations (6.7%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, March 1, 2046			1,000,000	1,139,531
4s, TBA, March 1, 2046			4,000,000	4,268,438
3s, TBA, April 1, 2046			2,000,000	2,047,266
3s, TBA, March 1, 2046			2,000,000	2,051,094
3s, TBA, March 1, 2031			2,000,000	2,085,625

				11,591,954

Total U.S. government and agency mortgage obligations (cost $14,714,376)				$14,759,532

COMMODITY LINKED NOTES (4.0%)(a)(CLN)
			Principal amount	Value

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the S&P GSCI Commodity Index multiplied by 3) (United Kingdom)			$3,150,000	$3,696,494

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the S&P GSCI 3 Month Forward Index multiplied by 3) (United Kingdom)			2,776,000	3,117,059

Total commodity linked notes (cost $5,926,000)				$6,813,553

MORTGAGE-BACKED SECURITIES (3.7%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (—%)

Government National Mortgage Association Ser. 15-H26, Class DI, IO, 2.17s, 2065			$367,318	$44,078

				44,078
Commercial mortgage-backed securities (2.9%)

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class AJ, 5.338s, 2042			79,475	79,579

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.867s, 2050			61,000	59,037
FRB Ser. 06-PW12, Class AJ, 5.788s, 2038			48,000	47,926
FRB Ser. 06-PW11, Class AJ, 5.467s, 2039			68,000	66,980

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.574s, 2047			100,000	98,025

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.912s, 2049			247,000	245,704
FRB Ser. 13-GC17, Class C, 5.105s, 2046			49,000	48,723
Ser. 14-GC21, Class AS, 4.026s, 2047			74,000	77,534
FRB Ser. 14-GC19, Class XA, IO, 1.303s, 2047			1,530,551	105,287

COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.466s, 2047			113,000	104,777
FRB Ser. 14-LC15, Class XA, IO, 1.39s, 2047(F)			1,463,692	100,324
FRB Ser. 14-CR16, Class XA, IO, 1.245s, 2047			626,990	39,273
FRB Ser. 14-CR17, Class XA, IO, 1.187s, 2047			1,028,655	65,020
FRB Ser. 14-UBS6, Class XA, IO, 1.07s, 2047			1,482,130	91,661

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.425s, 2044			115,164	111,709

GS Mortgage Securities Trust FRB Ser. 14-GC22, Class XA, IO, 1.067s, 2047(F)			2,093,616	124,603

GS Mortgage Securities Trust 144A FRB Ser. 10-C1, Class D, 6.077s, 2043			158,403	168,856

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.93s, 2045			118,000	57,761
FRB Ser. 05-LDP5, Class F, 5.548s, 2044			83,000	82,877
Ser. 06-LDP8, Class AJ, 5.48s, 2045			386,000	381,908
Ser. 04-LN2, Class A2, 5.115s, 2041			5,765	5,771
FRB Ser. 13-C10, Class C, 4.155s, 2047			108,000	100,678
FRB Ser. 13-LC11, Class C, 3.958s, 2046			57,000	52,508

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.216s, 2043			142,000	117,673
FRB Ser. 11-C3, Class E, 5.589s, 2046			240,000	236,616
FRB Ser. 12-C6, Class E, 5.192s, 2045			114,000	102,896

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A4, 5.858s, 2040			63,207	64,578
Ser. 06-C6, Class E, 5.541s, 2039			125,000	86,875
Ser. 06-C6, Class D, 5.502s, 2039			125,000	105,625

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.317s, 2048			123,000	111,575

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			47,000	46,577

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.414s, 2046			158,000	169,532
FRB Ser. 14-C17, Class XA, IO, 1.269s, 2047			746,691	48,610
FRB Ser. 13-C12, Class XA, IO, 0.967s, 2046			848,525	34,154

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.834s, 2044			117,000	116,335
FRB Ser. 07-T27, Class AJ, 5.645s, 2042			47,000	45,834
Ser. 07-HQ11, Class AJ, 5.508s, 2044			50,000	49,730
FRB Ser. 06-HQ8, Class D, 5.476s, 2044			125,000	104,469

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.178s, 2049			55,000	54,438

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049			50,000	51,300
FRB Ser. 13-C6, Class D, 4.348s, 2046			110,000	94,149

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C25, Class AJ, 5.758s, 2043			75,000	75,000

WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C7, Class C, 4.837s, 2045			181,000	180,910
Ser. 14-C19, Class C, 4.646s, 2047			23,000	22,009
Ser. 13-C18, Class AS, 4.387s, 2046			63,000	67,630
Ser. 13-UBS1, Class AS, 4.306s, 2046			48,000	51,252
FRB Ser. 13-C17, Class XA, IO, 1.553s, 2046			1,431,716	96,927
FRB Ser. 14-C19, Class XA, IO, 1.273s, 2047			1,150,550	74,038
FRB Ser. 14-C22, Class XA, IO, 0.95s, 2057			1,201,988	66,230

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-C16, Class D, 4.981s, 2046			89,000	79,326
FRB Ser. 12-C9, Class XA, IO, 2.16s, 2045			897,071	80,808
FRB Ser. 11-C5, Class XA, IO, 1.935s, 2044			856,160	60,907
FRB Ser. 12-C10, Class XA, IO, 1.74s, 2045			1,520,859	123,098
FRB Ser. 13-C12, Class XA, IO, 1.409s, 2048			248,350	16,157

				4,951,779
Residential mortgage-backed securities (non-agency) (0.8%)

APS Resecuritization Trust 144A FRB Ser. 15-1, Class 2M, 0.569s, 2054			100,000	62,000

BCAP, LLC Trust 144A FRB Ser. 10-RR11, Class 6A2, 2.764s, 2036			140,051	75,753

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A2, 1.922s, 2035			55,712	43,468
FRB Ser. 06-OA7, Class 1A2, 1.262s, 2046			356,042	256,350
FRB Ser. 06-OA2, Class A5, 0.662s, 2046			181,393	131,510

Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, 7.177s, 2028			225,000	228,358

Morgan Stanley Resecuritization Trust 144A
FRB Ser. 15-R7, Class 2B, 2.741s, 2035			126,627	50,651
Ser. 15-R4, Class CB1, 0.598s, 2047			80,000	57,200

Nomura Resecuritization Trust 144A FRB Ser. 15-1R, Class 6A9, 0.677s, 2047			160,000	84,800

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, 0.896s, 2044			355,412	317,276

				1,307,366

Total mortgage-backed securities (cost $6,743,183)				$6,303,223

ASSET-BACKED SECURITIES (2.7%)(a)
			Principal amount	Value

Station Place Securitization Trust
FRB Ser. 16-1, Class A, 1.436s, 2017			$292,000	$292,000
FRB Ser. 14-3, Class A, 1.056s, 2016			2,682,000	2,682,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			1,712,000	1,712,000

Total asset-backed securities (cost $4,686,000)				$4,686,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			$667,370	$690,728

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			25,237	29,685

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			350,000	372,313

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			600,000	586,500

Total foreign government and agency bonds and notes (cost $1,558,087)				$1,679,226

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Feb-17/$156.00		$36,198	$201,405

SPDR S&P 500 ETF Trust (Put)	Jan-17/145.00		34,894	124,403

SPDR S&P 500 ETF Trust (Put)	Dec-16/164.00		36,197	208,181

SPDR S&P 500 ETF Trust (Put)	Nov-16/170.00		36,145	233,289

SPDR S&P 500 ETF Trust (Put)	Oct-16/163.00		36,304	168,135

SPDR S&P 500 ETF Trust (Put)	Sep-16/153.00		34,894	90,635

Total purchased options outstanding (cost $1,335,300)				$1,026,048

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			$243,508	$212,004

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10 3/4s, 2017			19,900	16,318

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			59,540	40,636

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			73,500	61,501

Total senior loans (cost $384,090)				$330,459

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

HSBC USA, Inc. $0.88 pfd.			6,280	$129,933

M/I Homes, Inc. Ser. A, $2.438 pfd.			1,087	27,251

Total preferred stocks (cost $162,972)				$157,184

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$35,000	$34,475

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			20,000	8,075

Total convertible bonds and notes (cost $52,091)				$42,550

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			1,550	$38,663

Total convertible preferred stocks (cost $34,286)				$38,663

INVESTMENT COMPANIES (—%)(a)
			Shares	Value

Hercules Capital, Inc.			887	$9,890

Medley Capital Corp.			1,780	10,288

Solar Capital, Ltd.			721	12,437

Total investment companies (cost $42,884)				$32,615

SHORT-TERM INVESTMENTS (28.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)		Shares	636,995	$636,995

Putnam Short Term Investment Fund 0.41%(AFF)		Shares	33,912,995	33,912,995

SSgA Prime Money Market Fund Class N 0.37%(P)		Shares	980,000	980,000

U.S. Treasury Bills 0.30%, May 19, 2016(SEG)(SEGSF)			$739,000	738,519

U.S. Treasury Bills 0.30%, May 12, 2016(SEG)(SEGSF)(SEGCCS)			1,603,000	1,602,073

U.S. Treasury Bills 0.32%, May 5, 2016(SEG)(SEGSF)(SEGCCS)			1,995,000	1,994,025

U.S. Treasury Bills 0.11%, April 21, 2016(SEG)(SEGSF)			449,000	448,818

U.S. Treasury Bills 0.07%, April 14, 2016(SEG)(SEGSF)(SEGCCS)			5,069,000	5,067,288

U.S. Treasury Bills 0.07%, April 7, 2016(SEG)(SEGSF)(SEGCCS)			4,104,000	4,102,967

Total short-term investments (cost $49,485,654)				$49,483,680

TOTAL INVESTMENTS

Total investments (cost $198,801,681)(b)				$196,552,449

FORWARD CURRENCY CONTRACTS at 2/29/16 (aggregate face value $40,195,203) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	4/20/16	$140,224	$140,757	$533
	British Pound	Buy	3/16/16	248,594	252,243	(3,649)
	British Pound	Sell	3/16/16	248,594	251,474	2,880
	Canadian Dollar	Sell	4/20/16	273,776	266,409	(7,367)
	Euro	Buy	3/16/16	114,922	130,214	(15,292)
	Hong Kong Dollar	Sell	5/18/16	259,964	259,021	(943)
	Japanese Yen	Buy	5/18/16	253,047	252,133	914
	Mexican Peso	Sell	4/20/16	78,128	56,251	(21,877)
	New Zealand Dollar	Buy	4/20/16	18,856	19,239	(383)
	Norwegian Krone	Sell	3/16/16	229,622	229,317	(305)
	South Korean Won	Sell	5/18/16	245,860	245,797	(63)
	Swedish Krona	Sell	3/16/16	133,322	134,846	1,524
Barclays Bank PLC
	Australian Dollar	Sell	4/20/16	131,607	131,728	121
	British Pound	Buy	3/16/16	128,195	139,666	(11,471)
	British Pound	Sell	3/16/16	128,195	127,677	(518)
	Canadian Dollar	Sell	4/20/16	138,218	134,510	(3,708)
	Euro	Buy	3/16/16	651,550	664,862	(13,312)
	Hong Kong Dollar	Sell	5/18/16	430,495	430,423	(72)
	Mexican Peso	Buy	4/20/16	167,507	178,186	(10,679)
	New Zealand Dollar	Buy	4/20/16	507,935	515,701	(7,766)
	Norwegian Krone	Sell	3/16/16	251,763	254,691	2,928
	Singapore Dollar	Sell	5/18/16	35,987	35,530	(457)
	Swedish Krona	Sell	3/16/16	5,621	6,290	669
Citibank, N.A.
	British Pound	Buy	3/16/16	359,668	382,810	(23,142)
	Canadian Dollar	Sell	4/20/16	141,323	137,550	(3,773)
	Danish Krone	Sell	3/16/16	193,908	189,955	(3,953)
	Euro	Buy	3/16/16	408,974	416,162	(7,188)
	Mexican Peso	Sell	4/20/16	157,872	138,997	(18,875)
	New Zealand Dollar	Buy	4/20/16	415,034	410,071	4,963
	Singapore Dollar	Sell	5/18/16	11,073	10,694	(379)
	South African Rand	Buy	4/20/16	14,002	10,932	3,070
	South Korean Won	Buy	5/18/16	256,349	263,340	(6,991)
	South Korean Won	Sell	5/18/16	256,057	265,327	9,270
Credit Suisse International
	Australian Dollar	Sell	4/20/16	10,896	21,891	10,995
	British Pound	Buy	3/16/16	265,297	280,853	(15,556)
	British Pound	Sell	3/16/16	265,297	286,203	20,906
	Canadian Dollar	Sell	4/20/16	143,392	139,622	(3,770)
	Euro	Sell	3/16/16	245,732	216,626	(29,106)
	Hong Kong Dollar	Sell	5/18/16	525,046	524,038	(1,008)
	Japanese Yen	Buy	5/18/16	2,723,778	2,537,937	185,841
	New Taiwan Dollar	Sell	5/18/16	251,173	250,028	(1,145)
	New Zealand Dollar	Buy	4/20/16	62,679	63,873	(1,194)
	Norwegian Krone	Sell	3/16/16	135,166	126,014	(9,152)
	Swedish Krona	Sell	3/16/16	2,291	2,689	398
Deutsche Bank AG
	Czech Koruna	Sell	3/16/16	284,481	279,475	(5,006)
	Euro	Buy	3/16/16	2,222,039	2,174,578	47,461
	Japanese Yen	Buy	5/18/16	258,971	260,647	(1,676)
	Japanese Yen	Sell	5/18/16	276,140	257,401	(18,739)
	New Zealand Dollar	Buy	4/20/16	269,440	265,066	4,374
	Norwegian Krone	Sell	3/16/16	65,170	66,107	937
Goldman Sachs International
	British Pound	Buy	3/16/16	149,769	162,289	(12,520)
	British Pound	Sell	3/16/16	149,769	149,163	(606)
	Canadian Dollar	Buy	4/20/16	57,727	70,092	(12,365)
	Euro	Buy	3/16/16	631,743	652,160	(20,417)
	Euro	Sell	3/16/16	631,743	634,485	2,742
	Japanese Yen	Buy	5/18/16	5,365	24,252	(18,887)
	New Zealand Dollar	Buy	4/20/16	515,491	508,711	6,780
	Norwegian Krone	Buy	3/16/16	281,717	273,841	7,876
	Norwegian Krone	Sell	3/16/16	281,717	282,657	940
	Singapore Dollar	Sell	5/18/16	6,885	6,794	(91)
	South African Rand	Buy	4/20/16	14,002	12,355	1,647
	Swedish Krona	Sell	3/16/16	518,294	522,999	4,705
HSBC Bank USA, National Association
	British Pound	Buy	3/16/16	543,400	566,513	(23,113)
	Canadian Dollar	Sell	4/20/16	90,396	87,980	(2,416)
	Euro	Buy	3/16/16	470,352	474,478	(4,126)
	Hong Kong Dollar	Sell	5/18/16	259,642	258,727	(915)
	Japanese Yen	Buy	5/18/16	1,385,741	1,291,284	94,457
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/20/16	389,195	385,642	(3,553)
	British Pound	Buy	3/16/16	254,858	263,563	(8,705)
	British Pound	Sell	3/16/16	254,858	258,791	3,933
	Canadian Dollar	Buy	4/20/16	223,663	221,209	2,454
	Euro	Buy	3/16/16	1,355,011	1,343,306	11,705
	Hong Kong Dollar	Sell	5/18/16	265,095	265,010	(85)
	Japanese Yen	Buy	5/18/16	252,344	253,488	(1,144)
	Mexican Peso	Buy	4/20/16	47,617	49,527	(1,910)
	New Zealand Dollar	Buy	4/20/16	722,581	722,843	(262)
	Norwegian Krone	Sell	3/16/16	600,603	602,006	1,403
	Singapore Dollar	Sell	5/18/16	46,989	43,114	(3,875)
	South Korean Won	Buy	5/18/16	2,420	2,029	391
	Swedish Krona	Sell	3/16/16	116,354	118,431	2,077
	Swiss Franc	Sell	3/16/16	1,399,493	1,365,316	(34,177)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/20/16	145,423	144,104	(1,319)
	British Pound	Buy	3/16/16	221,313	237,580	(16,267)
	Canadian Dollar	Buy	4/20/16	232,901	235,955	(3,054)
	Euro	Buy	3/16/16	1,496,704	1,514,552	(17,848)
	Euro	Sell	3/16/16	1,496,704	1,479,259	(17,445)
	Japanese Yen	Buy	5/18/16	275,590	256,928	18,662
	New Zealand Dollar	Buy	4/20/16	492,956	502,806	(9,850)
	Norwegian Krone	Sell	3/16/16	483,293	479,067	(4,226)
	Swedish Krona	Sell	3/16/16	245,749	246,310	561
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/20/16	557,382	538,147	(19,235)
	Israeli Shekel	Buy	4/20/16	6,723	6,691	32
	New Taiwan Dollar	Sell	5/18/16	251,173	249,811	(1,362)
	South Korean Won	Sell	5/18/16	6,266	6,376	110
	Swedish Krona	Sell	3/16/16	64,026	63,201	(825)
UBS AG
	Australian Dollar	Buy	4/20/16	468,601	470,385	(1,784)
	British Pound	Buy	3/16/16	512,082	546,734	(34,652)
	British Pound	Sell	3/16/16	512,082	542,453	30,371
	Canadian Dollar	Sell	4/20/16	194,762	186,426	(8,336)
	Euro	Buy	3/16/16	2,197,553	2,129,558	67,995
	Japanese Yen	Buy	5/18/16	44,372	41,399	2,973
	New Zealand Dollar	Buy	4/20/16	250,715	257,351	(6,636)
	Swedish Krona	Sell	3/16/16	32,007	31,593	(414)
	Swiss Franc	Buy	3/16/16	520,113	507,400	12,713
WestPac Banking Corp.
	Australian Dollar	Sell	4/20/16	272,543	266,319	(6,224)
	Canadian Dollar	Sell	4/20/16	617,474	600,912	(16,562)
	Euro	Buy	3/16/16	459,361	466,245	(6,884)
	Japanese Yen	Buy	5/18/16	1,586,779	1,478,735	108,044

Total						$109,750

FUTURES CONTRACTS OUTSTANDING at 2/29/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	75	$2,393,815	Mar-16	$(251,090)
Euro-Bobl 5 yr (Long)	36	5,221,552	Mar-16	58,143
Euro-Bund 10 yr (Long)	30	5,436,424	Mar-16	208,042
Euro-Buxl 30 yr (Long)	21	3,879,057	Mar-16	349,931
Euro-Schatz 2 yr (Long)	8	974,235	Mar-16	1,590
Japanese Government Bond 10 yr (Long)	19	25,640,016	Mar-16	579,588
Russell 2000 Index Mini (Short)	28	2,888,760	Mar-16	295,064
S&P 500 Index E-Mini (Short)	34	3,280,150	Mar-16	32,753
U.K. Gilt 10 yr (Long)	31	5,260,095	Jun-16	25,813
U.S. Treasury Bond 30 yr (Long)	17	2,797,031	Jun-16	(36,690)
U.S. Treasury Bond Ultra 30 yr (Long)	16	2,770,500	Jun-16	(38,782)
U.S. Treasury Bond Ultra 30 yr (Short)	1	173,156	Jun-16	2,310
U.S. Treasury Note 2 yr (Long)	32	6,993,500	Jun-16	(8,251)
U.S. Treasury Note 2 yr (Short)	1	218,547	Jun-16	248
U.S. Treasury Note 5 yr (Long)	61	7,380,047	Jun-16	(3,934)
U.S. Treasury Note 5 yr (Short)	19	2,298,703	Jun-16	1,150
U.S. Treasury Note 10 yr (Long)	26	3,393,406	Jun-16	(20,013)
U.S. Treasury Note 10 yr (Short)	176	22,970,750	Jun-16	135,314

Total				$1,331,186

WRITTEN OPTIONS OUTSTANDING at 2/29/16 (premiums $94,757) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Mar-16/$202.50	$53,873	$24,163
SPDR S&P 500 ETF Trust (Call)	Mar-16/203.00	32,359	7,947
SPDR S&P 500 ETF Trust (Call)	Mar-16/200.50	32,319	16,351
SPDR S&P 500 ETF Trust (Call)	Mar-16/197.00	32,457	32,138
SPDR S&P 500 ETF Trust (Call)	Mar-16/198.00	32,084	7,671

Total			$88,270

TBA SALE COMMITMENTS OUTSTANDING at 2/29/16 (proceeds receivable $2,053,594) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, March 1, 2046	$2,000,000	3/14/16	$2,051,094

Total			$2,051,094

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/29/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$14,638,700		$461,794	9/16/25	2.60%	3 month USD-LIBOR-BBA	$(1,100,443)
	7,200,000	(E)	(779)	3/16/21	3 month USD-LIBOR-BBA	1.70%	193,340
	2,442,000	(E)	(1,979)	3/16/21	1.70%	3 month USD-LIBOR-BBA	(67,818)
	48,300,000	(E)	(45,549)	3/16/26	3 month USD-LIBOR-BBA	2.20%	2,778,214
	5,056,000	(E)	4,625	3/16/26	2.20%	3 month USD-LIBOR-BBA	(290,964)
	900,000	(E)	(6,841)	3/16/46	3 month USD-LIBOR-BBA	2.65%	113,719
	765,000	(E)	5,586	3/16/46	2.65%	3 month USD-LIBOR-BBA	(96,890)
	5,900,000	(E)	(5,804)	3/16/18	3 month USD-LIBOR-BBA	1.20%	35,249
	8,867,000	(E)	9,154	3/16/18	1.20%	3 month USD-LIBOR-BBA	(52,543)
	268,800	(E)	2,487	3/16/26	1.83%	3 month USD-LIBOR-BBA	(3,788)
	173,700	(E)	(1,346)	3/16/18	3 month USD-LIBOR-BBA	1.19%	(172)
	95,700	(E)	218	3/16/21	3 month USD-LIBOR-BBA	1.115%	52

	Total		$421,566	$1,507,956
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/29/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$3,800,000	$—	9/21/21	(2.305%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(396,986)
	4,000,000	—	6/10/24	(2.50%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(479,248)
	1,000,000	—	11/7/24	(2.2625%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(89,341)
	1,000,000	—	12/8/24	(2.075%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(67,356)
	2,000,000	—	9/8/25	1.765%	USA Non Revised Consumer Price Index- Urban (CPI-U)	35,860
baskets	179,434	—	1/25/17	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF7) of common stocks	166,988
units	4,570	—	1/25/17	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(815,441)
Barclays Bank PLC
	$2,926,805	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,245
	3,700,000	—	5/8/23	(2.59%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(512,461)
	3,600,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(465,984)
	78,313	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	533
Citibank, N.A.
	1,500,000	—	8/7/22	2.515%	USA Non Revised Consumer Price Index- Urban (CPI-U)	193,320
baskets	61	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	296,371
shares	113,005	—	10/14/16	(3 month USD-LIBOR-BBA minus 0.10%)	Vanguard FTSE Emerging Markets ETF	78,211
units	1,350	—	11/23/16	3 month USD-LIBOR-BBA plus 0.02%	Russell 1000 Total Return Index	(60,894)
Credit Suisse International
	$2,600,000	—	1/9/23	(2.76%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(406,318)
	3,400,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(432,133)
	1,600,000	—	8/8/22	(2.5325%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(206,424)
	700,000	—	9/10/22	(2.5925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(92,847)
	3,300,000	—	2/8/23	(2.81%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(524,918)
	6,900,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(878,701)
	227,879	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,837
shares	94,529	—	7/1/16	(3 month USD-LIBOR-BBA plus 0.20%)	Vanguard FTSE Emerging Markets ETF	(101,969)
shares	18,900	—	6/8/16	(3 month USD-LIBOR-BBA plus 0.20%)	Vanguard FTSE Emerging Markets ETF	(41,815)
shares	37,583	—	9/21/16	(3 month USD-LIBOR-BBA plus 0.20%)	Vanguard FTSE Emerging Markets ETF	(76,201)
Deutsche Bank AG
	$500,000	—	11/7/21	(2.43%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(60,448)
Goldman Sachs International
	1,500,000	—	10/5/22	(2.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(222,420)
	1,700,000	—	4/5/23	(2.7475%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(257,805)
	4,400,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(563,596)
	2,900,000	—	4/9/25	(2.055%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(131,109)
JPMorgan Chase Bank N.A.
	10,900,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(1,404,793)
	1,400,000	—	8/7/25	(1.92%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(46,368)
shares	11,620	—	7/14/16	(3 month USD-LIBOR-BBA plus 0.26%)	Vanguard FTSE Emerging Markets ETF	7,899

Total		$—	$(7,534,312)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/29/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclays Bank PLC
	EM Series 24 Index	BBB/P	$1,575,510	$13,979,700	12/20/20	100 bp	$28,216
	Credit Suisse International
	CMBX NA BB Index	—	(3,530)	200,000	5/11/63	(500 bp)	31,431
	CMBX NA BBB- Index	BBB-/P	906	69,000	5/11/63	300 bp	(7,497)
	CMBX NA BBB- Index	BBB-/P	5,255	363,000	5/11/63	300 bp	(38,953)
	CMBX NA BBB- Index	BBB-/P	464	11,000	1/17/47	300 bp	(1,270)
	CMBX NA BBB- Index	BBB-/P	317	11,000	1/17/47	300 bp	(1,417)
	CMBX NA BBB- Index	BBB-/P	443	11,000	1/17/47	300 bp	(1,292)
	CMBX NA BBB- Index	BBB-/P	998	17,000	1/17/47	300 bp	(1,683)
	CMBX NA BBB- Index	BBB-/P	654	25,000	1/17/47	300 bp	(3,289)
	CMBX NA BBB- Index	BBB-/P	980	34,000	1/17/47	300 bp	(4,381)
	CMBX NA BBB- Index	BBB-/P	1,495	42,000	1/17/47	300 bp	(5,128)
	CMBX NA BBB- Index	BBB-/P	2,387	57,000	1/17/47	300 bp	(6,601)
	CMBX NA BBB- Index	BBB-/P	8,612	78,000	1/17/47	300 bp	(3,688)
	CMBX NA BBB- Index	BBB-/P	3,293	96,000	1/17/47	300 bp	(11,845)
	CMBX NA BBB- Index	BBB-/P	25,512	192,000	1/17/47	300 bp	(4,763)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(76)	11,000	5/11/63	300 bp	(1,416)
	CMBX NA BBB- Index	BBB-/P	7	2,000	1/17/47	300 bp	(308)
	CMBX NA BBB- Index	BBB-/P	8	2,000	1/17/47	300 bp	(308)
	CMBX NA BBB- Index	BBB-/P	7	2,000	1/17/47	300 bp	(308)
	CMBX NA BBB- Index	BBB-/P	17	4,000	1/17/47	300 bp	(614)
	CMBX NA BBB- Index	BBB-/P	14	4,000	1/17/47	300 bp	(616)
	CMBX NA BBB- Index	BBB-/P	14	4,000	1/17/47	300 bp	(616)
	CMBX NA BB Index	—	(201)	19,000	5/11/63	(500 bp)	3,120
	CMBX NA BB Index	—	249	11,000	5/11/63	(500 bp)	2,172
	CMBX NA BB Index	—	(96)	10,000	5/11/63	(500 bp)	1,652
	CMBX NA BB Index	—	(68)	8,000	5/11/63	(500 bp)	1,330
	CMBX NA BB Index	—	50	3,000	5/11/63	(500 bp)	575
	CMBX NA BB Index	—	31	3,000	5/11/63	(500 bp)	555
	CMBX NA BB Index	—	4	3,000	5/11/63	(500 bp)	528
	CMBX NA BB Index	—	(4)	2,000	1/17/47	(500 bp)	439
	CMBX NA BBB- Index	BBB-/P	(30)	3,000	5/11/63	300 bp	(395)
	CMBX NA BBB- Index	BBB-/P	(32)	4,000	5/11/63	300 bp	(519)
	CMBX NA BBB- Index	BBB-/P	(40)	4,000	5/11/63	300 bp	(527)
	CMBX NA BBB- Index	BBB-/P	(16)	4,000	5/11/63	300 bp	(503)
	CMBX NA BBB- Index	BBB-/P	143	1,000	1/17/47	300 bp	(14)
	CMBX NA BBB- Index	BBB-/P	190	9,000	1/17/47	300 bp	(1,229)
	CMBX NA BBB- Index	BBB-/P	475	11,000	1/17/47	300 bp	(1,260)
	CMBX NA BBB- Index	BBB-/P	443	11,000	1/17/47	300 bp	(1,292)
	CMBX NA BBB- Index	BBB-/P	443	11,000	1/17/47	300 bp	(1,292)
	CMBX NA BBB- Index	BBB-/P	499	12,000	1/17/47	300 bp	(1,393)
	CMBX NA BBB- Index	BBB-/P	389	13,000	1/17/47	300 bp	(1,661)
	CMBX NA BBB- Index	BBB-/P	515	17,000	1/17/47	300 bp	(2,166)
	CMBX NA BBB- Index	BBB-/P	3,190	23,000	1/17/47	300 bp	(436)
	CMBX NA BBB- Index	BBB-/P	5,311	40,000	1/17/47	300 bp	(996)
	CMBX NA BBB- Index	BBB-/P	10,148	51,000	1/17/47	300 bp	2,106
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(124)	23,000	5/11/63	(300 bp)	2,677
	CMBX NA BBB- Index	—	(528)	22,000	5/11/63	(300 bp)	2,151
	CMBX NA BBB- Index	—	(283)	11,000	5/11/63	(300 bp)	1,056
	CMBX NA BBB- Index	BBB-/P	609	11,000	1/17/47	300 bp	(1,126)
	CMBX NA BBB- Index	BBB-/P	633	12,000	1/17/47	300 bp	(1,259)
	CMBX NA BBB- Index	BBB-/P	340	13,000	1/17/47	300 bp	(1,710)
	CMBX NA BBB- Index	BBB-/P	5,289	40,000	1/17/47	300 bp	(1,019)

	Total		$1,650,816	$(36,782)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 29, 2016. Securities rated by Putnam are indicated by "/P."

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/29/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$(50,224)	$14,587,000	12/20/20	500 bp	$(27,514)
	NA HY Series 25 Index	B+/P	4,968	6,520,000	12/20/20	500 bp	11,118
	NA IG Series 25 Index	BBB+/P	(20,200)	5,450,000	12/20/20	100 bp	(28,249)

	Total		$(65,456)	$(44,645)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at Februrary 29, 2016. Securities rated by Putnam are indicated by "/P."

Key to holding's currency abbreviations
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $172,045,469.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $198,958,619, resulting in gross unrealized appreciation and depreciation of $7,711,738 and $10,117,908, respectively, or net unrealized depreciation of $2,406,170.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$10,139,420	$29,278,619	$39,418,039	$5,635	$—
	Putnam Short Term Investment Fund*	41,010,048	33,748,909	40,845,962	60,177	33,912,995
	Totals	$51,149,468	$63,027,528	$80,264,001	$65,812	$33,912,995
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $636,995, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $600,871. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $132,691,806 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries, and to generate additional income for the portfolio.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $122,939 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9,441,712 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $9,501,192 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$752,754	$1,429,500	$—
Capital goods	4,211,697	699,960	—
Communication services	1,937,254	1,256,805	—
Conglomerates	—	73,547	—
Consumer cyclicals	7,659,031	2,626,174	—
Consumer staples	5,542,399	1,696,859	—
Energy	2,323,873	1,365,473	—
Financials	13,463,279	3,705,303	—
Health care	6,994,055	1,623,591	—
Technology	7,245,851	523,577	—
Transportation	974,479	921,743	—
Utilities and power	1,559,115	671,316	—
Total common stocks	52,663,787	16,593,848	—
Asset-backed securities	—	4,394,000	292,000
Commodity linked notes	—	6,813,553	—
Convertible bonds and notes	—	42,550	—
Convertible preferred stocks	—	38,663	—
Corporate bonds and notes	—	41,837,581	104,500
Foreign government and agency bonds and notes	—	1,679,226	—
Investment companies	32,615	—	—
Mortgage-backed securities	—	6,151,294	151,929
Preferred stocks	129,933	27,251	—
Purchased options outstanding	—	1,026,048	—
Senior loans	—	330,459	—
U.S. government and agency mortgage obligations	—	14,759,532	—
Short-term investments	34,892,995	14,590,685	—

Totals by level	$87,719,330	$108,284,690	$548,429

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$109,750	$—
Futures contracts	1,331,186	—	—
Written options outstanding	—	(88,270)	—
TBA sale commitments	—	(2,051,094)	—
Interest rate swap contracts	—	1,086,390	—
Total return swap contracts	—	(7,534,312)	—
Credit default contracts	—	(1,666,787)	—

Totals by level	$1,331,186	$(10,144,323)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of May 31, 2015	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of February 29, 2016

Asset-backed securities	$2,682,000	$—	$—	$—	$292,000	$—	$—	$(2,682,000)	$292,000
Corporate bonds and notes	$104,500	(5,114)	—	5,114	—	—	—	—	$104,500
Mortgage-backed securities	$200,975	(2,153)	(4,253)	(18,120)	174,113	(198,633)	—	—	$151,929

Totals	$2,987,475	$(7,267)	$(4,253)	$(13,006)	$466,113	$(198,633)	$—	$(2,682,000)	$548,429

† Transfers during the reporting period are accounted for using the end of period market value and include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period.
# Includes $(13,315) related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$81,046	$1,747,833
Foreign exchange contracts	680,355	570,605
Equity contracts	1,903,334	1,435,680
Interest rate contracts	4,794,593	9,441,205

Total	$7,459,328	$13,195,323

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$220,000
Written equity option contracts (contract amount)		$210,000
Futures contracts (number of contracts)		600
Forward currency contracts (contract amount)		$74,400,000
Centrally cleared interest rate swap contracts (notional)		$105,500,000
OTC total return swap contracts (notional)		$155,500,000
OTC credit default contracts (notional)		$16,800,000
Centrally cleared credit default contracts (notional)		$36,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$74,517	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	74,517
	OTC Total return swap contracts*#	202,848	20,778	—	567,902	1,837	—	—	—	7,899	—	—	—	—	—	—	801,264
	OTC Credit default contracts*#	—	—	—	—	34,961	—	10,406	—	—	6,819	—	—	—	—	—	52,186
	Centrally cleared credit default contracts§	—	—	7,043	—	—	—	—	—	—	—	—	—	—	—	—	7,043
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	152,383	—	—	—	—	152,383
	Forward currency contracts#	5,851	3,718	—	17,303	218,140	52,772	24,690	94,457	21,963	—	—	19,223	142	114,052	108,044	680,355
	Purchased options#	—	—	—	602,829	—	—	—	—	423,219	—	—	—	—	—	—	1,026,048

	Total Assets	$208,699	$24,496	$81,560	$1,188,034	$254,938	$52,772	$35,096	$94,457	$453,081	$6,819	$152,383	$19,223	$142	$114,052	$108,044	$2,793,796

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	23,773	—	—	—		—	—	—	—	—	—	—	—	23,773
	OTC Total return swap contracts*#	1,848,372	978,445	—	60,894	2,761,326	60,448	1,174,930	—	1,451,161	—	—	—	—	—	—	8,335,576
	OTC Credit default contracts*#	—	1,547,294	—	—	143,123	—	37,382	—	—	11,985	—	—	—	—	—	1,739,784
	Centrally cleared credit default contracts§	—	—	32,880	—	—	—	—	—	—	—	—	—	—	—	—	32,880
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	24,750	—	—	—	—	24,750
	Forward currency contracts#	49,879	47,983	—	64,301	60,931	25,421	64,886	30,570	53,711	—	—	70,009	21,422	51,822	29,670	570,605
	Written options#	80,599	—	—	—	—	—	—	—	7,671	—	—	—	—	—	—	88,270

	Total Liabilities	$1,978,850	$2,573,722	$56,653	$125,195	$2,965,380	$85,869	$1,277,198	$30,570	$1,512,543	$11,985	$24,750	$70,009	$21,422	$51,822	$29,670	$10,815,638

	Total Financial and Derivative Net Assets	$(1,770,151)	$(2,549,226)	$24,907	$1,062,839	$(2,710,442)	$(33,097)	$(1,242,102)	$63,887	$(1,059,462)	$(5,166)	$127,633	$(50,786)	$(21,280)	$62,230	$78,374	$(8,021,842)
	Total collateral received (pledged)##†	$(1,727,295)	$(2,549,226)	$—	$980,000	$(2,710,442)	$—	$(1,242,102)	$—	$(1,030,553)	$—	$—	$—	$—	$62,230	$—
	Net amount	$(42,856)	$—	$24,907	$82,839	$—	$(33,097)	$—	$63,887	$(28,909)	$(5,166)	$127,633	$(50,786)	$(21,280)	$—	$78,374

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016